Vessels, Net and Other Fixed Assets, Net (Details) (USD $)	12 Months Ended			2 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended		36 Months Ended	12 Months Ended	36 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011 Box Voyager, Box Trader and CMA CGM Kingfish	May 31, 2011 CMA CGM Marlin	Dec. 31, 2013 CMA CGM Marlin	May 31, 2011 Maule and Box Queen	Jun. 30, 2011 MSC Emma	Dec. 31, 2013 MSC Emma	Dec. 31, 2013 OOCL Hong Kong	Jun. 25, 2015 OOCL Hong Kong	Dec. 31, 2013 OOCL China	Jul. 05, 2015 OOCL China	Jun. 30, 2012 OOCL Hong Kong and OOCL China	Dec. 31, 2013 Other fixed assets	Dec. 31, 2012 Other fixed assets	Dec. 31, 2011 Other fixed assets
Property Plant And Equipment [Line Items]
Acquisition of vessels				$ 105,000,000	$ 29,500,000		$ 138,875,000	$ 55,000,000						$ 62,310,000
Shares exchanged for vessel purchase				3,437,500	1,562,500
TEU						5,095			5,060	5,344		5,344
Vessel year built						2007			2004	1995		1996
Gross daily charter rate											26800		26800
Vessels purchase price		49,261,117
Intangible assets purchase price		13,048,883
Other fixed assets, gross															299,922	299,922
Useful life	30 years														5 years
Depreciation	$ 15,135,897	$ 15,027,280	$ 8,050,079												$ 59,982	$ 60,232	$ 17,328